As filed with the Securities and Exchange Commission on May 31, 2000

                                                    1933 Act File Nos. 333-92061
                                                                  and 333--92093

                                                      1940 Act File No. 811-2107

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [ X ]

                  Pre-Effective Amendment No.   ____                   [   ]
                  Post-Effective Amendment No.    1                    [ X ]
                                                ----


                        (Check appropriate box or boxes.)

                      FIRST INVESTORS FUND FOR INCOME, INC.
               (Exact name of Registrant as Specified in Charter)


                                 95 Wall Street
                            New York, New York 10005
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 858-8000

                               Ms. Concetta Durso
                          Secretary and Vice President
                      First Investors Fund For Income, Inc.

                                 95 Wall Street
                            New York, New York 10005
                     (Name and Address of Agent for Service)

                                    Copy to:

                              Robert J. Zutz, Esq.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Avenue, NW
                             Washington, D.C. 20036

Approximate Date of Proposed Public Offering: as soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

No filing fee is required because of reliance on Section 24(f) of the Investment
                        Company Act of 1940, as amended.

  It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933.

Parts A and B were previously filed.

                      FIRST INVESTORS FUND FOR INCOME, INC.
                            PART C. OTHER INFORMATION
                            -------------------------


Item 15.        Indemnification
                ---------------

                Article X, Section 1 of the By-Laws of Registrant provides as follows:

                Section 1. Every person who is or was an officer or director of the Corporation (and his heirs, executors and administrators) shall be indemnified by the Corporation against reasonable costs and expenses incurred by him in connection with any action, suit or proceeding to which he may be made a party by reason of his being or having been a director or officer of the Corporation, except in relation to any action, suit or proceeding in which he has been adjudged liable because of negligence or misconduct, which shall be deemed to include willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. In the absence of an adjudication which expressly absolves the director or officer of liability to the Corporation or its stockholders for negligence or misconduct, within the meaning thereof as used herein, or in the event of a settlement, each director or officer (and his heirs, executors and administrators) shall be indemnified by the Corporation against payments made, including reasonable costs and expenses, provided that such indemnity shall be conditioned upon the prior determination by a resolution of two-thirds of the Board of Directors who are not involved in the action, suit or proceeding that the director or officer has no liability by reason of negligence or misconduct within the meaning thereof as used herein, and provided further that if a majority of the members of the Board of Directors of the Corporation are involved in the action, suit or proceeding, such determination shall have been made by a written opinion of independent counsel. Amounts paid in settlement shall not exceed costs, fees and expenses which would have been reasonably incurred if the action, suit or proceeding had been litigated to a conclusion. Such a determination by the Board of Directors or by independent counsel, and the payment of amounts by the Corporation on the basis thereof, shall not prevent a stockholder from challenging such indemnification by appropriate legal proceedings on the grounds that the person indemnified was liable to the Corporation or its security holders by reason of negligence or misconduct within the meaning thereof as used herein. The foregoing rights and indemnification shall not be exclusive of any other rights to which any officer or director (or his heirs, executors and administrators) may be entitled to according to law.

                The   Registrant's Investment  Advisory  Agreement  provides  as follows:

                The Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Company or any Series in connection with the matters to which this Agreement relate except a loss resulting from the willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. Any person, even though also an officer, partner, employee, or agent of the Manager, who may be or become an officer, Board member, employee or agent of the Company shall be deemed, when rendering services to the Company or acting in any business of the Company, to be rendering such services to or acting solely for the Company and not as an officer, partner, employee, or agent or one under the control or direction of the Manager even though paid by it.

                The Registrant's Underwriting Agreement provides as follows:

                The Underwriter agrees to use its best efforts in effecting the sale and public distribution of the shares of the Fund through dealers and to perform its duties in redeeming and repurchasing the shares of the Fund, but nothing contained in this Agreement shall make the Underwriter or any of its officers and directors or shareholders liable for any loss sustained by the Fund or any of its officers, directors, or shareholders, or by any other person on account of any act done or omitted to be done by the Underwriter under this Agreement provided that nothing herein contained shall protect the Underwriter against any liability to the Fund or to any of its shareholders to which the Underwriter would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties as Underwriter or by reason of its reckless disregard of its obligations or duties as Underwriter under this Agreement. Nothing in this Agreement shall protect the Underwriter from any liabilities which they may have under the Securities Act of 1933 or the Investment Company Act of 1940.

                Reference is hereby made to the Maryland Corporations and Associations Annotated Code, Sections 2-417, 2-418 (1986).

                The general effect of this Indemnification will be to indemnify the officers and directors of the Registrant from costs and expenses arising from any action, suit or proceeding to which they may be made a party by reason of their being or having been a director or officer of the Registrant, except where such action is determined to have arisen out of the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the director's or officer's office.

Item 16.        Exhibits
                --------

      (1)(i)    Articles of Restatement1

         (ii)   Articles Supplementary1

      (2)       Amended and Restated By-laws1

      (3)       Voting trust agreement - none.

      (4) Agreement and Plan of Reorganization and Termination is attached as Appendix A to the Prospectus/Proxy Statement.3

      (5)       Shareholders' rights  are  contained  in (a)  Articles FIFTH and

                EIGHTH of Registrant's Articles of Restatement dated September 14, 1994, previously filed as Exhibit 99.B1.1 to Registrant's Registration Statement; (b) Article FOURTH of Registrant's
                Articles   Supplementary  to  Articles  of  Incorporation  dated
                October  20,  1994,  previously  filed  as  Exhibit  99.B1.2  to
                Registrant's Registration Statement and (c) Article II of Registrant's Amended and Restated By-laws, previously filed as
                Exhibit 99.B2 to Registrant's Registration Statement.

      (6) Investment Advisory Agreement between Registrant and First Investors Management Company, Inc.1

      (7) Underwriting Agreement between Registrant and First Investors Corporation.1

      (8)       Bonus, profit sharing or pension plans - none

      (9)(i)    Custodian Agreement between Registrant and Irving Trust Company1

         (ii) Supplement to Custodian Agreement between Registrant and The Bank of New York1

      (10)(i)   Amended and Restated Class A Distribution Plan1

          (ii)  Class B Distribution Plan1

      (11)      Opinion  and  Consent of  Counsel  regarding  the   legality  of
                securities being registered.3

      (12) Opinion and Consent of Counsel regarding certain tax matters - filed herewith.

      (13)(i)   Administration  Agreement  between  Registrant, First  Investors
                Management  Company,   Inc.,  First  Investors  Corporation  and
                Administrative Data Management Corp.1

          (ii)  Schedule A to Administration Agreement2

      (14)      Consent of independent public accountants.3

      (15)      Financial statements omitted from Part B - none

      (16)      Powers of Attorney1

      (17)      Additional exhibits -- none

----------
1 Incorporated by reference from Post-Effective Amendment No. 62 to Registrant's Registration Statement (File No. 2-38309) filed on April 24, 1996.
2 Incorporated by reference from Post-Effective Amendment No. 64 to Registrant's Registration Statement (File No. 2-38309) filed on May 15, 1997.
3 Incorporated by reference from Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-14 (File Nos. 333-92061
        and 333-92093) filed on   January 13, 2000.

Item 17.        Undertakings
                ------------

        (1) The undersigned Registrant agrees that prior to any public re-offering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the re-offering prospectus will contain the information called for by the applicable registration form for re-offering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

        (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Post-Effective No. 1 to its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 25th day of May, 2000.

                                        FIRST INVESTORS FUND
                                        FOR INCOME, INC.


                                        By:/s/ Glenn O. Head
                                           -----------------
                                           Glenn O. Head
                                           President and Director



         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Glenn O. Head               Principal Executive             May 25, 2000
----------------------          Officer and Director
Glenn O. Head

/s/ Joseph I. Benedek           Principal Financial             May 25, 2000
----------------------          and Accounting Officer
Joseph I. Benedek

*                               Director                        May 25, 2000
----------------------
Kathryn S. Head

/s/ Larry R. Lavoie             Director                        May 25, 2000
----------------------
Larry R. Lavoie

*                               Director                        May 25, 2000
----------------------
Herbert Rubinstein

*                               Director                        May 25, 2000
----------------------
Nancy Schaenen

*                               Director                        May 25, 2000
----------------------
James M. Srygley

*                               Director                        May 25, 2000
----------------------
John T. Sullivan

*                               Director                        May 25, 2000
----------------------
Rex R. Reed

*                               Director                        May 25, 2000
----------------------
Robert F. Wentworth





*By:     /s/ Larry R. Lavoie
         -------------------
         Larry R. Lavoie
         Attorney-in-fact

                                INDEX TO EXHIBITS

Exhibit
Number                  Description                                     Page
-------                 -----------                                     ----

      (1)(i)    Articles of Restatement1

         (ii)   Articles Supplementary1

      (2)       Amended and Restated By-laws1

      (3)       Voting trust agreement - none.

      (4) Agreement and Plan of Reorganization and Termination is attached as Appendix A to the Prospectus/Proxy Statement.3

      (5)       Shareholders' rights  are  contained  in (a)  Articles FIFTH and

                EIGHTH of Registrant's Articles of Restatement dated September 14, 1994, previously filed as Exhibit 99.B1.1 to Registrant's Registration Statement; (b) Article FOURTH of Registrant's
                Articles   Supplementary  to  Articles  of  Incorporation  dated
                October  20,  1994,  previously  filed  as  Exhibit  99.B1.2  to
                Registrant's Registration Statement and (c) Article II of Registrant's Amended and Restated By-laws, previously filed as
                Exhibit 99.B2 to Registrant's Registration Statement.

      (6) Investment Advisory Agreement between Registrant and First Investors Management Company, Inc.1

      (7) Underwriting Agreement between Registrant and First Investors Corporation.1

      (8)       Bonus, profit sharing or pension plans - none

      (9)(i)    Custodian Agreement between Registrant and Irving Trust Company1

         (ii) Supplement to Custodian Agreement between Registrant and The Bank of New York1

      (10)(i)   Amended and Restated Class A Distribution Plan1

          (ii)  Class B Distribution Plan1

      (11)      Opinion  and  Consent of  Counsel  regarding  the   legality  of
                securities being registered.3

      (12) Opinion and Consent of Counsel regarding certain tax matters - filed herewith.

      (13)(i)   Administration  Agreement  between  Registrant, First  Investors
                Management  Company,   Inc.,  First  Investors  Corporation  and
                Administrative Data Management Corp.1

          (ii)  Schedule A to Administration Agreement2

      (14)      Consent of independent public accountants.3

      (15)      Financial statements omitted from Part B - none

      (16)      Powers of Attorney1

      (17)      Additional exhibits -- none


----------
1 Incorporated by reference from Post-Effective Amendment No. 62 to Registrant's Registration Statement (File No. 2-38309) filed on April 24, 1996.
2 Incorporated by reference from Post-Effective Amendment No. 64 to Registrant's Registration Statement (File No. 2-38309) filed on May 15, 1997.
3 Incorporated by reference from Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-14 (File Nos. 333-92061
        and 333-92093) filed on   January 13, 2000.